SCHEDULE OF COMPANY’S MAJOR SUBSIDIARIES (Details) - Youlife International Holdings Inc [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shanghai Youerlan Information Technology Co Ltd [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Jul. 10, 2014	Jul. 10, 2014
Place of Incorporation	PRC	PRC
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Provision of employee management service, HR recruitment service	Provision of employee management service, HR recruitment service
Wuhu Lanfu Internet Technology Co Ltd [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Dec. 13, 2019	Dec. 13, 2019
Place of Incorporation	PRC	PRC
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Provision of employee management service, HR recruitment service	Provision of employee management service, HR recruitment service
Hubei Youlife External Service Information Technology Co Ltd [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Aug. 25, 2020	Aug. 25, 2020
Place of Incorporation	PRC	PRC
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Provision of employee management service, HR recruitment service	Provision of employee management service, HR recruitment service
Shanghai Lanyu Cloud Software Development Co Ltd [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Dec. 08, 2023	Dec. 08, 2022
Place of Incorporation	PRC	PRC
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Provision of market service	Provision of market service
Anqing Tongcai Property Management Co Ltd [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Jan. 12, 2023	Jan. 12, 2023
Place of Incorporation	PRC	PRC
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Provision of employee management service, HR recruitment service	Provision of employee management service, HR recruitment service
Zhejiang Youlan International Holding Co Ltd [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Apr. 04, 2023	Apr. 04, 2023
Place of Incorporation	PRC	PRC
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Provision of employee management service, HR recruitment service	Provision of employee management service, HR recruitment service
Youlife Technology Limited [Member]
DescriptionOfOrganizationAndBusinessOperationsLineItem [Line Items]
Date of Incorporation	Mar. 27, 2019	Mar. 27, 2019
Place of Incorporation	Hong Kong	Hong Kong
Percentage of Effective Ownership	100.00%	100.00%
Principal Activities	Investment holding	Investment holding